Significant Accounting Policies - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure of significant accounting policies [line items]
Estimated useful lives	Five years
Cash and cash equivalents, maximum original maturities	3 months
Prepaid share issue related costs	€ 0.2	$ 1.5	€ 0.8
Retirement age	67
Plant and equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	5 years
Other fixed assets [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	5 years